Common Stock and Warrants	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Equity [Abstract]
Common Stock and Warrants

NOTE 13 - COMMON STOCK AND WARRANTS

On October 23, 2020, the Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split was made effective on December 29, 2020. All references to number of shares and price per share data have been retroactively adjusted for this reverse stock split for all periods presented.

Equity Incentive Plan

On July 10, 2020, our Board of Directors unanimously approved the PetVivo Holdings, Inc “2020 Equity Incentive Plan” (the “2020 Plan”), subject to approval by our stockholders at the Regular Meeting of Stockholders held on September 22, 2020, when it was approved by our stockholders and became effective. The number of shares of our common stock available and that may be issued as awards under the 2020 Plan is 1,000,000 shares. Unless sooner terminated by the Board, the 2020 Plan will terminate at midnight on July 10, 2030.

Eligible Participants – Employees, consultants and advisors of the Company (or any subsidiary), and non-employee directors of the Company will be eligible to receive awards under the 2020 Plan. In the case of consultants and advisors, however, their services cannot be in connection with the offer and sale of securities in a capital-raising transaction nor directly or indirectly promote or maintain a market for PetVivo securities.

Administration – The 2020 Plan will be administered by the Compensation Committee of our Board of Directors (the “Committee”), which has full power and authority to determine when and to whom awards will be granted, and the type, amount, form of payment, any deferral payment, and other terms and conditions of each award. Subject to provisions of the 2020 Plan, the Committee may amend or waive the terms and conditions, or accelerate the exercisability, of an outstanding award. The Committee also has the authority to interpret and establish rules and regulations for the administration of the 2020 Plan. In addition, the Board of Directors may also exercise the powers of the Committee.

Shares Available for Awards – The aggregate number of shares of Petvivo common stock available and reserved to be issued under the 2020 Plan is 1,000,000 shares, but includes the following limits:

● the maximum aggregate number of shares of Common Stock granted as an Award to any Non-Employee Director in any one Plan Year will be 10,000 shares; provided that such limit will not apply to any election of a Non-Employee Director to receive shares of Common Stock in lieu of all or a portion of any annual Board, committee, chair or other retainer, or any meeting fees otherwise payable in cash.

Types of Awards – Awards can be granted for no cash consideration or for any cash and other consideration as determined by the Committee. Awards may provide that upon the grant or exercise thereof, the holder will receive cash, shares of PetVivo common stock, other securities or property, or any combination of these in a single payment, installments or on a deferred basis. The exercise price per share of any stock option and the grant price of any stock appreciation right may not be less than the fair market value of PetVivo common stock on the date of grant. The term of any award cannot be longer than ten years from the date of grant. Awards will be adjusted in the event of a stock dividend or other distribution, recapitalization, forward or reverse stock split, reorganization, merger or other business combination, or similar corporate transaction, in order to prevent dilution or enlargement of the benefits or potential benefits provided under the 2020 Plan.

The 2020 Plan permits the following types of awards: stock options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, performance awards, non-employee director awards, other stock-based awards, and dividend equivalents.

As of December 31, 2020, the Company has not awarded any shares pursuant to the 2020 Plan.

Common Stock

On December 29, 2020, the Company effected a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares. Pursuant to this reverse stock split, each four (4) shares of PetVivo’s outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly did not alter any shareholder’s percentage interest or ownership of PetVivo equity. Through the date of this filing, 724 shares of common stock have been issued due to rounding up of fractional shares.

During the nine-month period ended December 31, 2020 the Company issued 991,014 shares of common stock as follows:

i) 30,000 shares valued at $40,680 and recorded in Stock-based compensation to a service provider for video marketing services over a 6-month term;

ii) 20,000 shares with a relative value of $34,709 pursuant to a purchase of 20,000 units whereby a unit is made up of 1 share of common stock and ½ warrant. The value of $34,709 along with the relative value of the warrants associated with this transaction of $17,291 ($52,000 total) was recorded during the quarter ended March 31, 2020 to Common Stock Subscribed and moved to Additional Paid in Capital and Capital Stock upon receipt of funds and issuance of shares of common stock during the quarter ended June 30, 2020;

iii) 12,500 shares valued at $22,000 on July 1, 2020 to two service providers as follows: a) 10,000 to a marketing and investor relations service provider valued at $17,600 that was recorded to stock-based compensation; and b) 2,500 to a legal service provider valued at $4,400 that was recorded to stock-based compensation;

iv) 15,257 shares valued at $12,053 on July 24, 2020 to one warrant holder whereby this warrant holder converted on a cashless basis 25,000 warrants into 15,257 shares of common stock and the warrant had an exercise price of $1.20 per share;

v) 226,071 shares during August and September of 2020 in exchange for $316,500 in cash to four accredited investors;

vi) 162,252 shares valued at $486,755 to directors and officers on September 14, 2020 as bonuses for work over the past two years and recorded to stock-based compensation as follows:

a.	33,619 to John Lai
b.	26,217 to John Carruth
c.	22,993 to John Dolan
d.	10,789 to Gregory Cash
e.	10,711 to David Deming
f.	10,627 to Robert Rudelius
g.	10,550 to Randy Meyer
h.	9,302 to Jim Martin
i.	9,300 to Scott Johnson
j.	9,209 to Joseph Jasper
k.	8,935 to David Masters

vii) 25,003 shares valued at $25,383 to three directors on August 14, 2020, pursuant to their conversions of notes in the total outstanding balance amount of $25,382 made up of $25,000 in principal and $382 in accrued interest; these notes had a set conversion price of $1.02 per share.

viii) 263,568 shares in October of 2020 pursuant to conversion of $368,995 in principal and accrued interest of the RDCN valued at $1,729,005 as outlined in this Form 10-Q’s Note 8;

ix) 32,347 shares in October of 2020 pursuant to John Lai’s cashless exercise of a warrant for purchase of 42,188 shares of common stock at a strike price of $1.33/sh;

x) 202,499 shares in October, November and December to 20 accredited investors pursuant to their exercising of warrants with strike prices of $2.22 for cash proceeds of $449,993 recorded to cash paid to exercise warrants; and

xi) 793 shares in October of 2020 pursuant to a warrant holder’s cashless exercise of a warrant for purchase of 6,750 shares of common stock at a strike price of $4.44/sh.

During the nine months ended December 31, 2019, the Company issued 652,466 shares of common stock as follows:

i) 87,000 shares to John Lai pursuant to a Settlement Agreement whereby Mr. Lai agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $116,000 and hold the shares for a period of at least 3 years;

ii) 143,952 shares to Randall Meyer pursuant to a Settlement Agreement whereby Mr. Meyer agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $191,936 and hold the shares for a period of at least 3 years;

iii) 51,000 shares to John Dolan pursuant to a Settlement Agreement whereby Mr. Dolan agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $68,000 and hold the shares for a period of at least 3 years; and

iv) 42,014 shares to a former employee pursuant to a Settlement Agreement dated August 29, 2019, whereby this individual agreed to release the Company of all claims, including compensation earned in the amount of $80,029; and

v) 27,000 shares valued at $120,000 to a service provider for production services provided during the one-year period ended July 13, 2019 and recognized over that period on a pro-rata basis; and

vi) 90,000 shares on September 13, 2019, to one shareholder that the Company sold in exchange for $100,000;

vii) 67,500 shares valued at $102,000 to a service provider on September 18, 2019, in exchange for 12 months of video production and marketing services;

viii) 121,500 shares to various accredited investors in exchange for $135,000 in cash, which equates to a price per share of $.28/share;

ix) 22,500 shares to service providers for investor relations services to be performed by Barry Kaplan Associates during the six-month period ending in April 2020;

x) On December 9, 2019, the Company entered into an agreement whereby we agreed to issue 37,500 shares of common stock to a service provider, Launchpad IR, at $1.68/share for total consideration of $70,500, for investor relations services. These shares remained unissued at the balance sheet date, December 31, 2019;

xi) On December 31, 2019, the Company received $104,000 in exchange for 40,000 units, which equates to $2.60/unit, whereby a unit is made up of one share of common stock and ½ warrant share wherein the common stock was recorded at its relative fair value of $69,391 and the warrants are described below in this Note 13’s “Warrants” subsection. These shares remained unissued at the balance sheet date, December 31, 2019.

On October 31, 2019, the Company’s Board of Directors also approved a compensation plan for John Lai that included his retention of 150,000 escrowed shares that he never returned to the Company’s Treasury.

John Lai (CEO, President & Director), Randall Meyer (Director), and John Dolan (Secretary & Director) are all related parties, and the reduction of $375,936 as outlined in the above Roman numerals i through iii was included in Accrued Expenses – Related Party. The settlement of $80,029 for a former employee’s accrued salary as outlined in the above Roman numeral iv was accounted for as a reduction of Accounts Payable and Accrued Expenses. A loss on extinguishment of debt was recorded in the amount of $81,738 related to these transactions as indicated in Roman numerals i through iv above.

Warrants

During the nine-month period ended December 31, 2020, the Company granted warrants to purchase a total of 240,632 shares of common stock valued at $443,098, including:

i) warrants for 10,000 shares, valued at $17,291 using the Black-Scholes model, to one investor, whereby the value was recorded during the quarter ended March 31, 2020 to Common Stock Subscribed and moved to Additional Paid in Capital upon receipt of funds and issuance of warrants on April 6, 2020, and further whereas the warrants vested immediately upon issuance and are exercisable at $4.00 per share for 3 years from the grant date of April 6, 2020;

ii) warrants for 72,596 shares, valued at $160,307 using the Black-Scholes model, to directors, officers and consultants at prices between $1.40 and 1.60 per share with a weighted average price per share of $1.52 per share; and

iii) warrants for 158,036 shares, valued at $265,500 using the Black-Scholes model, to an investor and broker, whereby the relative value as described in Note 9 of $91,500 was recorded to Warrants issued in conjunction with convertible debt on the statement of equity; the warrants have a cashless warrant exercise feature, are exercisable at $1.40 per share for a term of five years from the date of the grant of June 15, 2020 and vested immediately.

These warrants’ values were arrived at by using the Black-Scholes valuation model with the following assumptions:

i) an expected volatility of the Company’s shares on the date of the grants of between approximately 350% and 433%, based on historical volatility.

ii) risk-free rates identical to the U.S. Treasury 3-year and 5-year treasury bill rates on the date of the grants between 0.29% and 1.16%.

During the nine months ended December 31, 2019, the Company granted warrants to purchase a total of 433,633 shares of common stock valued at $914,730 including:

i) warrants for 413,633 shares, valued at $880,121 to directors and officers that vested immediately and over terms ending October 2022, and are exercisable over five-year terms between $1.33 and 2.22 per share; and

viii) warrants for 20,000 shares, issued as a detachable warrant in purchased units with a relative fair value of $34,609, whereby an accredited investor purchased 40,000 units for $104,000 at a rate of $2.60/unit and a unit equates to one share of common stock and one-half warrant, and furthermore where the warrants are exercisable for a term of 3 years, have a strike price of $4.00/share and vested immediately.

These warrants’ values were arrived at by using the Black-Scholes valuation model with the following assumptions:

i) an expected volatility of the Company’s shares on the date of the grants ranging between approximately 313% and 361%, which was arrived at by taking the number of trading days during the year ended on the date of the grant multiplied by the standard deviation of the percentage change in the closing market price on a day-by-day basis; and

ii) a risk-free rate identical to the U.S. Treasury 13-week treasury bill rate on the date of the grants between 2.30% and 1.51%.

During the nine months ended December 31, 2019, the Company cancelled 81,000 warrants to purchase a total of 81,000 shares of common stock including:

i) warrants for 67,500 shares, valued at $300,770 using the Black-Scholes model, $117,144 in expense of which had yet to be taken at the time of cancellation were cancelled pursuant to the terms of such warrants dictating cancellation upon the two-month anniversary of a cease of service; and

ii) warrants for 13,500 shares that were never originally valued, were to be vested upon billing from service providers, and were cancelled due to termination of these relationships.

A summary of warrant activity for the year ending March 31, 2020 and nine-month period ending December 31, 2020 is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Warrants Exercisable	Weighted- Average Exercisable Price

Outstanding, March 31, 2019	954,745	2.20	758,759	2.16

Granted	476,425	2.07

Cashless warrant exercises	(84,375)	1.27

Expired	(22,500)	2.22

Canceled	(99,000)	2.32

Outstanding, March 31, 2020	1,225,295	2.12	1,018,092	2.13

Issued in conjunction with convertible debt	158,036	1.40

Sold for cash	10,000	4.00

Issued and granted	72,596	1.52

Exercised for cash	(202,499)	2.22

Cashless warrant exercises	(116,125)	1.49

Expired	(22,500)	7.56

Outstanding, December 31, 2020	1,124,803	1.99	1,100,306	1.87

At December 31, 2020, the range of warrant prices for shares under warrants and the weighted-average remaining contractual life is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Warrant Exercise Price	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Number of Warrants	Weighted- Average Exercise Price
1.20-2.00	696,190	1.36	4.61	850,568	1.34

2.01-4.00	320,438	2.39	3.67	134,813	2.62

4.01-10.00	108,175	4.94	1.75	114,925	4.91

Total	1,124,803	1.99	4.07	1,100,306	1.87

For the nine-month periods ended December 31, 2020 and 2019, the total stock-based compensation on all instruments was $889,597 and $791,256, respectively. It is expected that the Company will recognize expense after December 31, 2020 related to warrants issued, outstanding, and valued using the Black Scholes pricing model as of  December 31, 2020 in the amount of approximately $287,000.

NOTE 13 – COMMON STOCK AND WARRANTS

During the fiscal year ended March 31, 2020, the Company had several equity transactions as follows:

Common Stock

On November 22nd, 2019, the Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo’s outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder’s percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.

During fiscal year ended March 31, 2020 and to date, the Company issued an aggregate of 3,044,657 shares of unregistered common stock which included the following:

i) 348,000 shares to John Lai (CEO, President & Director) pursuant to a Settlement Agreement whereby Mr. Lai agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $116,000 and hold the shares for a period of at least 3 years;

ii) 575,808 shares to Randall Meyer (Director) pursuant to a Settlement Agreement whereby Mr. Meyer agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $191,936 and hold the shares for a period of at least 3 years;

iii) 204,000 shares to John Dolan (Secretary & Director) pursuant to a Settlement Agreement whereby Mr. Dolan agreed to release the Company of all claims through the date of the agreement, September 11, 2019, including accrued compensation he had earned in the amount of $68,000 and hold the shares for a period of at least 3 years; and

iv) 168,060 shares to a former employee pursuant to a Settlement Agreement dated August 29, 2019, whereby this individual agreed to release the Company of all claims, including compensation earned in the amount of $80,029; and

v) 108,000 shares to a service provider for $120,000 worth of services provided during the one-year period ended July 13, 2019 and valued at $1.11/share over that period on a pro-rata basis; and

vi) 360,000 shares to one shareholder that the Company sold in exchange for $100,000, which equates to a price per share of $.28/share; and

vii) 270,000 shares to one service provider valued at $102,000 whereby this service provider agreed to provide video production, investor relations, and promotional services in exchange for 270,000 shares of common stock. The scope of services includes but is not limited to coordinating the airing of 96 commercials nationally on Bloomberg T.V. network and producing 12, monthly, 10-minute interviews; and

viii) 486,000 shares to various accredited investors in exchange for $135,000 in cash, which equates to a price per share of $.28/share; and

ix) 90,000 shares to service providers for $55,000 of investor relations and marketing services performed by Barry Kaplan Associates during the six-month period ending in April 2020; and

x) 160,000 units in exchange for $104,000, which equates to $.65/unit, whereby a unit is made up of one share of common stock and 1/2 warrant share wherein the common stock was recorded at its relative fair value of $69,391 and the warrants are described below in this Form 10-K’s Note 13’s “Warrants” subsection; and

xi) 150,000 shares of common stock to a service provider, Launchpad IR, at $.42/share for total consideration of $70,500, for investor relations services.

xii) 63,141 shares of common stock to a former Director of the Company pursuant to a cashless conversion feature within the former Director’s warrant for 168,750 shares, equating to a conversion rate of .37:1.00; and

xiii) 61,396 shares of common stock to a John Lai, the CEO of the Company, pursuant to a cashless conversion feature within his warrant for 168,750 shares, equating to a conversion rate of .36:1.00.

The transactions outlined directly above and enumerated i) through iii) yielded a reduction of $375,936 in Accrued Expenses – Related Party that was owed and payable to them arising from services they provided in the past. The settlement of $80,029 explained in number iv above for a former employee’s accrued salary was accounted for as a reduction of Accounts Payable and Accrued Expenses. A loss on extinguishment of debt was recorded in the amount of $81,738 related to the transactions numbered i) through iv).

On October 31, 2019, the Company’s Board of Directors also approved a compensation plan for John Lai that included his retention of 600,000 escrowed shares.

After the balance sheet date of March 31, 2020, the Company sold and agreed to issue 80,000 units in exchange for $52,000, which equates to $.65/unit, whereby a unit is made up of one share of common stock and 1/2 warrant share wherein the common stock was recorded at its relative fair value of $34,709 and the 40,000 warrants are valued at $17,291 and are exercisable for 3 years from the date of the grant at $1.00/share. The $52,000 was recorded as a receivable at March 31, 2020 pursuant to ASC 310-10-S99-2, which permits the Company to record such a note as an asset if the note is collected prior to issuance of the financial statements; as outlined in Note 17, we received the funds pursuant to this sale prior to the issuance of this Annual Report on Form 10-K.

Warrants

During the year ended March 31, 2020, the Company granted 360,000 warrants to management team members that vest upon achieving certain performance conditions (milestones). These 360,000 warrants were valued using the Black Scholes valuation model at $199,982. On a quarterly basis, the Company evaluates the probability of these certain milestones being reached and recognizes expense relating to these warrants based on that probability and other criteria. As of March 31, 2020, these milestones were not met and were not probable to occur and as a result the Company recognized $-0- in expense related to these 360,000 warrants that may or may not vest pursuant to their respective milestones.

During the year ended March 31, 2020, the Company granted warrants to purchase a total of 1,905,700 shares of common stock valued using the Black-Scholes model including:

i) warrants for 270,000 shares, valued at $119,954, to three new Directors, Messrs. Scott Johnson, Gregory Cash, and James Martin, with 135,000 vested immediately and 135,000 vesting quarterly between August 2020 and May 2021, and exercisable over a five-year term at $.33/share; and

ii) warrants for 220,500 shares, valued at $122,489, to John Dolan, whereby 40,500 were granted as a bonus and were vested immediately on the October 31, 2019 grant date, 90,000 that vest upon a performance-based milestone, and 90,000 that vest quarterly over three years starting on October 1, 2019; and whereby all of these warrants are exercisable for a five-year term at $.56/share; and

iii) warrants for 540,000 shares, valued at $299,973, to John Lai, whereby 180,000 vest upon performance-based milestones and 360,000 vest quarterly over three years starting on October 1, 2019; and whereby all of these warrants are exercisable for a five-year term at $.56/share; and

iv) warrants for 450,000 shares, valued at $249,997, to John Carruth, whereby 90,000 vest upon performance-based milestones and 360,000 vest quarterly over three years starting on October 1, 2019; and whereby all of these warrants are exercisable for a five-year term at $.56/share; and

v) warrants for 41,250 shares, valued at $22,915, to David Deming, whereby they vest monthly during the eleven-month period ending August 31, 2020, have a strike price of $.49 and a five-year term; and

vi) warrants for 79,397 shares, valued at $38,744, to John Lai, whereby they vested on December 31, 2019, have a strike price of $.50 and a five-year term; and

vii) warrants for 15,880 shares, valued at $7,749, to John Dolan, whereby they vested on December 31, 2019, have a strike price of $.50 and a five-year term; and

viii) warrants for 80,000 shares, issued as a detachable warrant in purchased units with a relative fair value of $34,609, whereby an accredited investor purchased 160,000 units for $104,000 at a rate of $.65/unit and a unit equates to one share of common stock and one-half warrant, and furthermore where the warrants are exercisable for a term of 3 years, have a strike price of $1.00/share and are vested immediately; and

ix) warrants to several directors for service to the Company, issued and vested on December 31, 2019, with a strike price of $.49/share, and exercisable for a five-year term as follows:

a)	To Gregory Cash, 7,059 warrants, valued at $3,445; and
b)	To Robert Rudelius, 5,735 warrants, valued at $2,799; and
c)	To Scott Johnson, 4,852 warrants, valued at $2,368; and
d)	To Randall Meyer, 4,852 warrants, valued at $2,368; and
e)	To David Deming, 4,412 warrants, valued at $2,153; and
f)	To James Martin, 4,412 warrants, valued at $2,153; and
g)	To Joseph Jasper, 3,528 warrants, valued at $1,722; and
h)	To David Masters, 2,647 warrants, valued at $1,292.

x) warrants for 98,093 shares, valued at $11,967, to John Lai, whereby they vested on March 31, 2020, have a strike price of $.32 and a five-year term; and

xi) warrants for 35,314 shares, valued at $4,308, to John Dolan, whereby they vested on March 31, 2020, have a strike price of $.32 and a five-year term; and

xii) warrants to several directors for service to the Company, issued and vested on March 31, 2020, with a strike price of $.32/share, and exercisable for a five-year term as follows:

a)	To Gregory Cash, 6,867 warrants, valued at $838; and
b)	To Robert Rudelius, 6,376 warrants, valued at $778; and
c)	To Scott Johnson, 4,415 warrants, valued at $539; and
d)	To Randall Meyer, 4,415 warrants, valued at $539; and
e)	To David Deming, 4,905 warrants, valued at $598; and
f)	To James Martin, 4,905 warrants, valued at $598; and
g)	To Joseph Jasper, 3,924 warrants, valued at $479; and
h)	To David Masters, 1,962 warrants, valued at $239.

During the year ended March 31, 2020, the Company cancelled warrants to purchase a total of 396,000 shares of common stock including:

i) warrants for 270,000 shares, valued at $300,770 using the Black-Scholes model, $117,144 in expense of which had yet to be taken at the time of cancellation were cancelled pursuant to the terms of such warrants dictating cancellation upon the two-month anniversary of a cease of service; and

ii) warrants for 54,000 shares that were never originally valued, were to be vested upon billing from service providers, and were cancelled because those services were never received; and

iii) warrants for 36,000 shares, valued at $68,000 using the Black-Scholes model, $17,000 in expense of which had yet to be taken at the time of cancellation were cancelled pursuant to the holder’s service agreement’s term lapsing and requisite clauses contained therein; and

iv) warrants for 36,000 shares, valued at $68,000 using the Black-Scholes model, $-0- in expense of which had yet to be taken at the time of cancellation were cancelled pursuant to the holder’s service agreement’s term lapsing and requisite clauses contained therein.

During the year ended March 31, 2020, the Company had warrants to purchase a total of 90,000 shares of common stock expire including:

i) warrants for 90,000 shares, valued at $49,996 using the Black-Scholes model, $49,996 in expense of which had yet to be taken at the time of expiration, held by John Lai, but had not vested pursuant to the performance milestones included in the same.

During the year ended March 31, 2020, the Company had warrants to purchase a total of 337,500 shares of common stock converted on a cashless basis including:

i) warrants for 168,750 shares, valued at $56,223 using the Black-Scholes model, $-0- in expense of which had yet to be taken at the time of conversion, held and converted by John Lai into 61,396 shares of common stock at a conversion rate of .36:1.00; and

ii) warrants for 168,750 shares, valued at $102,807 using the Black-Scholes model, $-0- in expense of which had yet to be taken at the time of conversion were converted into 63,141 shares of common stock at a conversion rate of .37:1.00 by a former director of the Company.

Common Stock Issued

The Company issued a total of 904,759 shares of common stock (adjusted for the stock split that occurred during fiscal year 2020) during the fiscal year ended March 31, 2019 pursuant to agreements entered into in previous years as follows:

i) 382,759 shares pursuant to conversions of $181,966 in debt; $66,230 was converted into 85,153 shares at $.78 per share and $115,736 was converted into 297,606 shares at $.39 per share;

ii) 279,000 shares pursuant to subscription agreements for $310,000 in cash;

iii) 54,000 shares pursuant to a warrant exercise agreement for $60,000 in cash;

iv) 9,000 shares valued at $1.67 per share to a service provider for management consulting services rendered in the amount of $15,000;

v) 180,000 shares valued based on the stock price on the date of the issuance on June 7, 2017 at $.23 per share for total consideration of $42,000 to the Company’s former CEO, Wesley Hayne, for serving in that capacity.

Common Stock Returned

During the fiscal year ended March 31, 2019, upon the departure of the former CEO Wesley Hayne, 540,000 shares held in escrow were returned to John Lai and a reduction of expense and corresponding reduction of additional paid in capital was recorded in the amount of ($177,600), which was based on the $.33 share price at the time of original valuation.

Common Stock Sold

During the fiscal year ended March 31, 2019, the Company

i) issued 299,507 shares of common stock to several accredited investors in consideration of $166,393 in cash pursuant to warrant exercises;

ii) issued 700,415 shares of common stock to several accredited investors in consideration of $233,472 in cash pursuant to discounted warrant exercise agreements whereby the company offered all warrant holders the option to exercise their warrants at $.33 per share and they would receive 1 share for every 3 shares received pursuant to the discounted warrant exercise agreement from John Lai, the President of the Company.

Stock-Based Compensation Granted

During the fiscal year ended March 31, 2019, the Company issued 24,384 shares of common stock to two service providers as follows:

i) 1,884 shares of common stock valued at $2,700 for website services;

ii) 22,500 shares of common stock valued at $24,750 for marketing services.

Also, stock-based compensation expense was recognized pursuant to several warrants’ vesting periods in the amount of $1,449,348 as follows:

i) $99,882 in expense pursuant to vesting of warrants granted to service providers;

ii) $258,031 in expense pursuant to vesting of warrants granted to advisors;

iii) $780,181 in expense pursuant to vesting of warrants granted to directors;

iv) $161,750 in expense pursuant to vesting of warrants granted to employees;

v) $149,505 in expense pursuant to vesting of warrants granted to officers.

There were also several warrants granted in conjunction with bridge notes that were entered into during the fiscal year ended March 31, 2019 that led to recognition of $14,181 in stock-based compensation expense. Also, warrants granted in conjunction with these bridge notes led to the setup and subsequent amortization of a debt discount to interest expense in the amount of $65,557 with the offset recorded in additional paid in capital.

Finally, pursuant to a manufacturing and production agreement with CytoMedical Design Group (“CMDG”) the Company had granted but not issued CMDG 77,700 shares of common stock valued at $86,333 which had been recorded to general and administrative expense with an offset to stock to be issued during the fiscal year ended March 31, 2019.

Stock Granted for Debt Conversion

During the fiscal year ended March 31, 2019, the Company issued 85,916 shares of common stock to a third party to convert their accounts payable in the amount of $95,462. We also issued 678,006 shares of common stock pursuant to conversions of bridge notes with principal and accrued interest in the total amount of $226,002; some of these conversions took place on a date when the stock price was publicly-quoted at a price higher than that of the conversion price, which led to expense recognized due to these beneficial conversion features with an offset to additional paid in capital in the amount of $66,248.

Common Stock Issued to Replace Shares to Officer

During the fiscal year ended March 31, 2019, the Company issued 723,047 shares of common stock valued at $1,446,093 to John Lai, the Company’s President, to replace shares he had previously given up as follows:

i) 292,251 shares of common stock valued at $584,501; these shares were issued to replace 292,251 shares given to a third party by John Lai in order to secure funding in 2015; this transaction is included in Common stock issued to replace shares to officer on the statement of equity;

ii) 430,796 shares of common stock valued at $861,592; these shares were issued to virtually restore 450,000 shares of common stock John lost to escrow pursuant to its terms.

Common Stock Issued by Officer

During the fiscal year ended March 31, 2019, the Company recognized $77,354 in stock-based compensation expense with an offset to additional paid in capital pursuant to stock transfer agreements whereby John Lai transferred 1 share for every 3 shares warrant holders received pursuant to their discounted warrant exercises entered into in December of 2018 during our discounted warrant exercise offering; this is explained more in the below section titled Warrant Grants.

Warrant Grants

During the fiscal year ended March 31, 2019, the Company granted warrants to purchase a total of 1,782,478 shares of common stock including:

i) warrants for 72,000 shares to two advisory board members for service, vested semi-annually over two years, and exercisable over a five-year term at $1.11/share and valued at $70,434;

ii) warrants for 207,000 shares to John Carruth, the Company’s Acting CFO at the time, in consideration of his employment, vested quarterly over two years, with a strike price of $.33 per share and exercisable over a five-year term and valued at $69,072;

iii) warrants for 27,000 shares to a lawyer for general legal counsel, fully-vested and exercisable over a five-year term at $1.11/share valued at $52,818;

iv) warrants for 54,000 shares to various information technology service providers for IT services, vested as billed, exercisable over a five-year term, which are valued as earned and have not yet been earned;

v) warrants for 270,000 shares to three new Directors in consideration of their service, vested quarterly over two years, and exercisable over a five-year term at $1.11/share and valued at $259,920;

vi) warrants for 128,250 shares to several note holders pursuant to their bridge note agreements, vested immediately, and exercisable over a three-year term at $1.11/share and valued at $85,218;

vii) warrants for 101,728 shares to several note holders pursuant to their conversion of notes into equity, vested immediately, exercisable through December 31, 2018 at $.33/share and valued at $11,170;

viii) warrants for 922,501 shares to several board members, valued at $561,910, vested immediately, for a term of ten years with a strike price of $.30/share and a one-time protection against a reverse split whereby the strike price will not be adjusted upon combination of outstanding shares of stock, as follows:

i)	Sheryll Grisewood	168,750
ii)	David Merrill	168,750
iii)	John Dolan	168,750
iv)	David Deming	84,375
v)	Peter Vezmar	84,375
vi)	Joseph Jasper	84,375
vii)	Robert Rudelius	78,750
viii)	David Masters	42,188
ix)	Randall Meyer	42,188

Also, during the year ended March 31, 2019, the Company reduced the strike price of 528,750 warrants for members of the board of directors to $.33 per share. They also reduced the strike price of 72,000 warrants to $.33 per share issued to John Carruth, the Acting CFO at the time. Pursuant to ASC 718-20-35-3 the Company did not realize any additional expense associated with these reductions in strike price, as the change in fair value of these instruments was not in excess of the original instrument.

During the fiscal year ended March 31, 2019, the Company cancelled previous grants of warrants to purchase 90,000 shares of common stock including:

i) warrants for 54,000 shares from a service provider due to the termination of a contract pursuant to its terms that were valued at $102,000;

ii) warrants for 36,000 shares from a former advisory board member due to the termination of a contract that were valued at $68,000.

During December 2018 the Company offered its warrant-holders the option to exercise their warrants at a discounted rate of $.33 per share if exercised within 15 days of the offer date. Pursuant to this discounted warrant exercise agreement (“DWEA”), warrant-holders were entitled to 1 share issued by way of stock transfer from a founder of the Company for every 3 shares received pursuant to the DWEA. Several warrant-holders entered into such agreements whereby they received 610,369 shares of newly-issued common stock and 203,456 shares of common stock from John Lai, a founder of the Company, in exchange for $203,456 in cash.

During December 2018, the Company offered its note-holders the option to convert their notes and receive 1 warrant for every $2.00 in outstanding balance of principal and interest converted. There were 101,729 of these warrants issued; 11,680 expired on December 31, 2018 and the remaining 90,049 were exercised in exchange for $30,016 in cash. Pursuant to these exercised warrants, each warrant-holder received 1 share of common stock from a founder, John Lai; the total number of shares transferred by John Lai to these warrant-holders was 30,016 shares, which were valued at $11,759.

A summary of warrant activity for fiscal years ending March 31, 2019 and 2020 is as follows:

	Number of Warrants	Weighted-Average Exercise Price	Warrants Exercisable	Weighted-Average Exercisable Price
Outstanding, March 31, 2018	33,138,046	.66	2,190,241	.63

Granted	1,782,478	.46

Exercised	(999,925)	.40

Expired	(11,680)	.33

Cancelled	(90,000)	1.11

Outstanding, March 31, 2019	3,818,909	.55	3,036,036	.54

Granted	1,905,700	.52

Cashless Conversions	(337,500)	.32

Expired	(90,000)	.56

Cancelled	(396,000)	.58

Outstanding, March 31, 2020	4,901,119	.55	4,072,369	.53

	Warrants Outstanding			Warrants Exercisable
Range of Warrant Exercise Price	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Number of Warrants	Weighted- Average Exercise Price
.30-.50	2,299,701	.38	5.48	2,434.701	.33

.51-1.00	2,105,739	.57	2.92	1,141,989	.59

1.01-3.50	495,679	1.42	2.36	496,579	1.42

Total	4,901,119	.53	4.06	4,072,369	.53

The Company granted warrants during the fiscal years ended March 31, 2020 and 2019 based on the following ranges:

	Fiscal Year Ended March 31,
	2020	2019
Stock price on valuation date	$.12-$.56	$.27-$2.00
Exercise price	$.32-$.56	$.330-$1.67
Term (years)	.003-10	.003-10
Weighted-average volatility*	348%	238%
Risk-free rate	1.5% - 2.4%	1.7% - 2.4%

*Weighted-average volatility disclosed as opposed to a range

The fair value of each warrant award is estimated on the date of grant using a Black-Scholes valuation model that uses the assumptions noted in the table above. Because the Black-Scholes valuation model incorporates ranges of assumptions for inputs, those ranges are disclosed in the table above. Implied volatilities are based on historical volatility of the Company’s stock. No reserve is taken for warrants granted that we estimate will not vest as there is not enough historical data to come to a reasonable estimation of the same. The risk-free rate for periods within the contractual lives of the warrants is based on the 13-week U.S. Treasury bill rates in effect at the time of grants.

For the years ended March 31, 2020 and 2019, the total stock-based compensation on all instruments was $962,678 and $1,642,869, respectively. It is expected that the Company will recognize expense after March 31, 2020 related to warrants issued, outstanding, and valued using the Black Scholes pricing model as of March 31, 2020 in the amount of approximately $500,000. Additionally, the Company has approximately $150,000 of expense to recognize for warrants with potential future milestones.